Feb. 28, 2018

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated April 18, 2018 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018, as supplemented

Effective February 28, 2018, the Fund’s transfer agent, Goldman Sachs & Co. LLC, agreed to waive a portion of its transfer agency fee equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund.

Effective immediately, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

The “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and “Goldman Sachs Multi-Manager Alternatives Fund—Fees and Expenses of the Fund” section of the Summary Prospectus is replaced with the following:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%		1.90%	1.90%		1.90%		1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.62%		0.87%	0.48%		0.62%		0.62%		0.47%		0.62%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%		0.13%
Remainder of Other Expenses	0.49%		0.49%	0.35%		0.49%		0.49%		0.34%		0.49%
Acquired Fund Fees and Expenses[3]	0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses[4]	2.83%		3.58%	2.44%		2.58%		3.08%		2.43%		2.83%
Fee Waiver and Expense Limitation[5]	(0.39)%		(0.39)%	(0.33)%		(0.39)%		(0.39)%		(0.33)%		(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.44%		3.19%	2.11%		2.19%		2.69%		2.10%		2.44%

[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[3]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]	The Investment Adviser or Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have each agreed to the following fee waivers and expense limitations: (i) the Investment Adviser’s waiver of a portion of its management fee in order to achieve an effective net management fee rate of 1.83% as an annual percentage of the average daily net assets of the Fund; (ii) the Investment Adviser’s waiver of a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) the Investment Adviser’s reduction or limitation of “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.114% of the Fund’s average daily net assets; (iv) Goldman Sachs’ waiver of a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares (the “TA Fee Waiver”); and (v) the Investment Adviser’s limitation of total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares to (after the application of the TA Fee Waiver described above) 2.31%, 3.06%, 1.98%, 2.06%, 2.56%, 1.97% and 2.31%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” in the Prospectus and “Goldman Sachs Multi-Manager Alternatives Fund—Expense Example” in the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$784	$1,344	$1,929	$3,507
Class C Shares
– Assuming complete redemption at end of period	$422	$1,061	$1,822	$3,819
– Assuming no redemption	$322	$1,061	$1,822	$3,819
Institutional Shares	$214	$729	$1,271	$2,751
Investor Shares	$222	$765	$1,335	$2,886
Class R Shares	$272	$915	$1,582	$3,365
Class R6 Shares	$213	$726	$1,266	$2,741
Class T Shares	$491	$1,069	$1,673	$3,301